Provisions - Change in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions
Balance on beginning	R$ 23,637	R$ 22,055
Balance on ending	52,848	23,637	R$ 22,055
Legal proceedings provision
Provisions
Balance on beginning	20,613	18,516	19,086
Consitution / increase in provision	19,002	15,280	8,427
payment	(17,933)	(13,183)	(8,997)
Balance on ending	21,682	20,613	18,516
Labor
Provisions
Balance on beginning	3,173	3,678	3,945
Consitution / increase in provision	1,601	1,492	1,893
payment	(1,462)	(1,997)	(2,160)
Balance on ending	3,312	3,173	3,678
Civil
Provisions
Balance on beginning	16,424	13,881	14,226
Consitution / increase in provision	17,401	13,729	6,492
payment	(15,454)	(11,186)	(6,837)
Balance on ending	18,371	16,424	13,881
Tax
Provisions
Balance on beginning	1,016	957	915
Consitution / increase in provision		59	42
payment	(1,017)
Balance on ending	1	1,016	957
Provision for Expected Credit Losses on Loan Commitments
Provisions
Balance on beginning	3,024	3,539	3,891
Consitution / increase in provision	28,142
page reversal		(515)
payment			(352)
Balance on ending	R$ 31,166	R$ 3,024	R$ 3,539